Trade Receivables, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
Note 4 – TRADE RECEIVABLES, NET

Trade receivables consist principally of accounts receivable and trade financing and other financial services to small to medium sized businesses and individuals, principally in Australia.  Trade receivables are recorded at the invoiced amount and net of allowances for doubtful accounts.  Trade receivables bear interest. The allowance for doubtful accounts represents management’s estimate of the amount of probable credit losses in existing accounts receivable, as determined from a review of past due balances and other specific account data. The assessment includes actually incurred historical data as well as current economic conditions.  Account balances are written off against the allowance when management determines the receivable is uncollectible.

Collectability of trade receivables is reviewed on an ongoing basis. Debts which are known to be uncollectable are written off by reducing the carrying amount directly. A provision for impairment of trade receivables is raised when there is objective evidence that the consolidated entity or parent entity will not be able to collect all amounts due according to the original terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payments (more than 30 days overdue) are considered indicators that the trade receivable may be impaired. The amount of the impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to short-term receivables are not discounted if the effect of discounting is immaterial.

Trade receivables that are past their normal payment terms are overdue and once 30 days past due are considered delinquent. Minimum payment terms vary by product. The maximum payment term for all products is 122 days. All trade receivables that are overdue are individually assessed for impairment.

Trade receivables are placed on non-accrual status when legal action commences. Payments received while on non-accrual status will be allocated to the oldest amount outstanding. Accrual of interest will not resume until all amounts owing have been settled.

As of March 31, 2014 and June 30, 2013, trade receivables consist of the following:

	March 31	June 30
	2014	2013
Trade receivables	$20,134,524	$26,745,724
Allowance for bad debt	(969,623)	(731,475)
Total trade receivables, net	$19,164,901	$26,014,249

AGE ANALYSIS OF PAST DUE TRADE	March 31	June 30
RECEIVABLES	2014	2013

1 - 30 Days Past Due	$488,533	$1,331,914
31 - 60 Days Past Due	219,893	724,023
Greater than 60 Days Past Due	1,220,715	1,224,162
Total Past Due	1,929,141	3,280,099
Current	18,205,383	23,465,625
Total Trade Receivables	$20,134,524	$26,745,724
Recorded Investment > 60 Days and accruing	$32,670	$53,069

Ending balance
 $969,623  $731,475 27,308
ALLOWANCE FOR DOUBTFUL DEBTS AND	March 31	June 30
RECORDED INVESTMENT	2014	2013

Allowance for doubtful debts
Beginning balance	$731,475	$751,564
Charge-offs	(168,059)	(228,471)
Recoveries	(27,527)	(80,551)
Provision	424,681	371,779
Other comprehensive income (fx differences)	9,053	(82,846)

Ending balance - individually evaluated for impairment	$942,315	$932,933
Ending balance - collectively evaluated for impairment	$	$36,690

Trade receivables
Ending balance	$20,134,524	$26,745,724
Ending balance - individually evaluated for impairment	$1,929,141	$3,280,099
Ending balance - collectively evaluated for impairment	$18,205,383	$23,465,625

TRADE RECEIVABLES ON A NON ACCRUAL	March 31	June 30
BASIS	2014	2013

Trade receivables	$1,154,542	$1,520,531

IMPAIRED LOANS	March 31, 2014
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognised

With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,154,542	$778,919	$969,623	$1,406,308	$15,695
	$1,154,542	$778,919	$969,623	$1,406,308	$15,695
Total
Trade receivables	$1,154,542	$778,919	$969,623	$1,406,308	$15,695
	$1,154,542	$778,919	$969,623	$1,406,308	$15,695

	June 30, 2013
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized

With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,478	$2,079,319	$43,376
Total
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376

Note 4 – TRADE RECEIVABLES, NET (RESTATED)

Trade receivables consist principally of accounts receivable and trade financing and other financial services to small to medium sized businesses and individuals, principally in Australia.  Trade receivables are recorded at the invoiced amount and net of allowances for doubtful accounts.  Trade receivables bear interest. The allowance for doubtful accounts represents management’s estimate of the amount of probable credit losses in existing accounts receivable, as determined from a review of past due balances and other specific account data. The assessment includes actually incurred historical data as well as current economic conditions.  Account balances are written off against the allowance when management determines the receivable is uncollectible.

Collectability of trade receivables is reviewed on an ongoing basis. Debts which are known to be uncollectable are written off by reducing the carrying amount directly. A provision for impairment of trade receivables is raised when there is objective evidence that the consolidated entity or parent entity will not be able to collect all amounts due according to the original terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payments (more than 30 days overdue) are considered indicators that the trade receivable may be impaired. The amount of the impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to short-term receivables are not discounted if the effect of discounting is immaterial.

Trade receivables that are past their normal payment terms are overdue and once 30 days past due are considered delinquent. Minimum payment terms vary by product. The maximum payment term for all products is 122 days. All trade receivables that are overdue are individually assessed for impairment.

Trade receivables are placed on non-accrual status when legal action commences. Payments received while on non-accrual status will be allocated to the oldest amount outstanding. Accrual of interest will not resume until all amounts owing have been settled.

As of June 30, 2013 and 2012, trade receivables consist of the following:

	June 30
	2013	2012
Trade receivables	$27,740,315	$27,328,853
Allowance for bad debt	(731,475)	(751,563)
Total trade receivables, net	$27,008,840	$26,577,290

AGE ANALYSIS OF PAST DUE TRADE RECEIVABLES	June 30
	2013	2012
1 - 30 Days Past Due	$1,331,914	$2,449,819
31 - 60 Days Past Due	724,023	997,284
Greater than 60 Days Past Due	1,224,162	1,564,355
Total Past Due	3,280,099	5,011,458
Current	24,460,216	22,317,395
Total Trade Receivables	$27,740,315	$27,328,853
Recorded Investment > 60 Days and accruing	$53,069	$372,928

ALLOWANCE FOR DOUBTFUL DEBTS AND RECORDED INVESTMENT	June 30
	2013	2012
Allowance for doubtful debts
Beginning balance	$751,564	$607,962
Charge-offs	(228,471)	(169,267)
Recoveries	(80,551)	(25,559)
Provision	371,779	366,167
Other comprehensive income (fx differences)	(82,846)	(27,740)
Ending balance	$731,475	$751,563

Ending balance - individually evaluated for impairment	$694,785	$718,087
Ending balance - collectively evaluated for impairment	$36,690	$33,476

Trade receivables
Ending balance	$27,740,315	$27,328,853
Ending balance - individually evaluated for impairment	$3,280,099	$5,011,458
Ending balance - collectively evaluated for impairment	$24,460,216	$22,317,395

TRADE RECEIVABLES ON A NON ACCRUAL BASIS	June 30
	2013	2012
Trade receivables	$1,520,531	$2,004,224

IMPAIRED LOANS	June 30, 2013
		Unpaid		Average	Interest
	Recorded	Principal	Related	recorded	income
	Investment	Balance	allowance	investment	recognised
With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
Total
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376

	June 30,2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	recorded	income
	Investment	Balance	allowance	investment	recognised
With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$2,004,224	$526,457	$751,563	$2,017,685	$213,402
	$2,004,224	$526,457	$751,563	$2,017,685	$213,402
Total
Trade receivables	$2,004,224	$526,457	$751,563	$2,017,685	$213,402
	$2,004,224	$526,457	$751,563	$2,017,685	$213,402